Summary of Significant Accounting Policies and Going Concern (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of instruments at fair value using level 3 valuation	The standard requires the utilization of the lowest possible level of input to determine fair value and carrying amounts of current liabilities approximate fair value due to their short-term nature. The Company accounts for certain instruments at fair value using level 3 valuation.
	At September 30, 2022			At September 30, 2021
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative Liability	-	-	$-	-	-	$125,693

Schedule of level 3 valuation financial instruments	A roll-forward of the level 3 valuation financial instruments is as follows:
Derivative Liabilities
Balance at September 30, 2020	$128,628
Gain on debt extinguishment upon conversion of related note payable	(8,851)
Derivative expense	5,916
Balance at September 30, 2021	$125,693
Change in fair market value of warrant	8,710
Surrender of warrants	(134,403)
Balance at September 30, 2022	$-

Schedule of potentially dilutive securities	The Company’s CEO and Chairman of the Board of Directors holds all issued and outstanding shares of Series A Preferred Stock, which confers upon him a majority vote in all Company matters including authorization of additional shares of common stock or reverse stock split. As of June 30, 2023 and 2022, potentially dilutive securities consisted of the following:
	June 30, 2023	June 30, 2022
Stock options	16	16
Warrants	2,240,000	399,257
Series B Preferred Stock	922,128,000	-
Third party convertible debt	1,108,244,329	18,643,854
Total	2,032,612,345	19,043,127
As of September 30, 2022, and 2021, potentially dilutive securities consisted of the following:
	September 30, 2022	September 30, 2021
Stock options	16	17
Warrants	2,240,000	42,777
Series B Preferred Stock	4,480,000	-
Third party convertible debt (including senior debt)	31,756,035	2,549,848
Total	38,476,051	2,592,642